FORMATION TRANSACTIONS AND INITIAL PUBLIC OFFERING - Narrative (Details) $ in Millions	1 Months Ended	12 Months Ended
	Apr. 30, 2011 USD ($) shares	Dec. 31, 2016 board_member
Schedule of Cost-method Investments
Limited Partners ownership interest (percentage)	98.00%
General Partner ownership Interest (percentage)	2.00%	2.00%
Common units sold in public offering | shares	13,800,000
Proceeds from public offering | $	$ 310.5
Number of votes each outstanding common unit is entitled to		1
Maximum class of units ownership held to be eligible for voting		4.90%
Number of board members that become electable by the common unitholders | board_member		4
Number of appointed directors | board_member		3
Maximum number of board of directors | board_member		7
Term of charter (in years)	5 years
Common Units | Limited Partner
Schedule of Cost-method Investments
Sale of units | shares	23,127,254
Subordinated Units | Limited Partner
Schedule of Cost-method Investments
Sale of units | shares	15,949,831
Incentive Distribution Rights | Golar GP LLC
Schedule of Cost-method Investments
Ownership of incentive distribution rights (IDRs)		100.00%
Golar LNG Limited
Schedule of Cost-method Investments
Percent of Subordinated Units Held		100.00%